Accumulated Other Comprehensive Income (Loss)(Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of components of accumulated other comprehensive income included in stockholders' equity
	2017	2016

Net unrealized loss on securities available-for-sale	$(965,524)	$(1,782,264)

Tax effect	206,784	605,970

Net-of-tax amount	$(758,740)	$(1,176,294)